united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

6711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 1/31/18

Item 1. Reports to Stockholders.

Arrow Reserve Capital Management ETF

ARCM

Annual Report
January 31, 2018

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Dear Shareholder:

We are pleased to present this annual report for the Arrow Reserve Capital Management ETF (“ARCM” or the “Fund”) for the ten-month period ended January 31, 2018. ARCM is a conservative ultra short-term fixed income fund that invests in a variety of investment grade fixed income securities with maturities generally ranging from 0 to 2 years. The Fund is sub-advised by Halyard Asset Management, LLC, leaders in reserve capital and fixed income strategies.

ARCM is actively managed in an attempt to maximize income potential without substantially increasing portfolio risk. The Fund tries to identify holdings that offer an acceptable yield and return potential for a given level of credit risk and maturity.

Management’s Discussion of Fund Performance

All Fund performance herein is based on net asset value (“NAV”) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

From the inception (first trade date) of the Fund on March 30, 2017 through January 31, 2018, performance of ARCM was 0.89%. For a comparison, the Citigroup 6 month US Treasury Bill Index was 0.85% for the same period. With a large mix of floating rate notes, the Fund performed well as the Federal Reserve increased the Fed Funds target three times during 2017.

Overall, the Fund’s strategy performed admirably for the year with the majority of the holdings contributing in a positive way to the portfolio. As the Federal Reserve raised the federal funds rate, the yield of the fund rose almost in concert. The Fund generally pays distributions monthly, or as needed if special distributions are required. As of the last distribution made during the reporting period on January 2, 2018 the Fund’s 30-day U.S. Securities and Exchange Commission yield was 1.12% and the 12-month distribution rate was 0.87%.

For more information about current performance, holdings, or historical premiums/discounts, please visit our website at www.arrowfunds.com. We are grateful for your continued confidence in our company.

Sincerely,

Joseph J. Barrato
Chief Executive Officer
Arrow Investment Advisors, LLC
March 2018

AD-032718

Arrow Reserve Capital Management ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2018

The Fund’s performance figures* for the period ended January 31, 2018, as compared to its benchmarks:

Since Inception** -
January 31, 2018
Arrow Reserve Capital Management ETF - NAV	0.89%
Arrow Reserve Capital Management ETF - Market Price	0.38%
Citigroup 6 Month U.S. Treasury Bill Index	0.85%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.arrowfunds.com or by calling 1-877-277-6933.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses was expected to be 0.38% per the March 29, 2017 prospectus. The Advisor has put in place a fee waiver. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Funds expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on March 31, 2017.

The Citigroup 6 Month U.S. Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of six months. The Index reflects no deduction for fees, expenses or taxes.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Corporate Bonds	72.2%
U.S. Treasury Bills	26.4%
Municipal Bond	2.0%
Preferred Stock	1.8%
Government Agency	0.8%
Liabilities in Excess of Other Assets	(3.2)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS
January 31, 2018

Principal ($)		Value
	CORPORATE BONDS - 72.2%
	AUTOMOBILES MANUFACTURING - 5.6%
992,000	American Honda Finance Corp., 1.895% due 1/22/2019, 3M Libor + 0.15% #	$992,540
635,000	Ford Motor Credit Co. LLC, 2.717% due 11/4/2019, 3M Libor + 0.93% #	640,686
247,000	Ford Motor Credit Co. LLC, 2.704% due 1/9/2020, 3M Libor + 1.00% #	249,722
600,000	Ford Motor Credit Co. LLC, 2.339% due 6/12/2020, 3M Libor + 0.79% #	604,905
1,101,000	General Motors Financial Co., Inc., 3.250% due 5/15/2018	1,104,951
245,000	Toyota Motor Credit Corp., 2.121% due 1/17/2019, 3M Libor + 0.39% #	245,649
453,000	Toyota Motor Credit Corp., 2.256% due 2/19/2019, 3M Libor + 0.82% #	456,453
		4,294,906
	BANKS - 8.9%
1,212,000	Branch Banking & Trust Co., 2.172% due 1/15/2020, 3M Libor + 0.45% #	1,217,469
312,000	Capital One NA, 2.328% due 9/13/2019, 3M Libor + 0.77% #	313,718
1,000,000	Goldman Sachs Group, Inc., 2.764% due 10/23/2019, 3M Libor + 1.02% #	1,010,753
1,015,000	PNC Bank NA, 1.796% due 5/19/2020, 3M Libor + 0.36% #	1,019,255
72,000	US Bancorp., 1.906% due 11/15/2018, 3M Libor + 0.49% #	72,229
1,386,000	US Bank NA, 1.533% due 3/14/2019, 3M Libor + 0.12% #	1,386,868
1,245,000	Wells Fargo Bank NA, 5.750% due 2/1/2018	1,245,000
513,000	Wells Fargo Bank NA, 2.158% due 12/6/2019, 3M Libor + 0.65% #	517,888
		6,783,180
	BIOTECHNOLOGY - 1.6%
672,000	Amgen, Inc., 2.046% due 5/22/2019, 3M Libor + 0.60% #	676,017
561,000	Amgen, Inc., 1.863% due 5/11/2020, 3M Libor + 0.45% #	563,568
		1,239,585
	CHEMICALS - 1.4%
1,020,000	Monsanto Co., 5.125% due 4/15/2018	1,026,554

	COMMUNICATIONS EQUIPMENT - 2.5%
400,000	Apple, Inc., 2.037% due 5/3/2018, 3M Libor + 0.25% #	400,263
642,000	Apple, Inc., 1.653% due 2/7/2020, 3M Libor + 0.25% #	644,571
835,000	Apple, Inc., 1.592% due 2/7/2020, 3M Libor + 0.20% #	837,305
		1,882,139
	CONSTRUCTION MATERIALS MANUFACTURING - 0.3%
257,000	Martin Marietta Materials, Inc., 2.125% due 12/20/2019, 3M Libor + 0.50% #	257,982

	CONSUMER FINANCE - 4.1%
894,000	American Express Credit Corp., 1.906% due 8/15/2019, 3M Libor + 0.49% #	897,825
95,000	American Express Credit Corp., 1.917% due 3/3/2020, 3M Libor + 0.43% #	95,445
1,111,000	Capital One Financial Corp., 2.173% due 5/12/2020, 3M Libor + 0.76% #	1,117,098
1,025,000	Synchrony Financial, 3.017% due 2/3/2020, 3M Libor + 1.23% #	1,039,951
		3,150,319
	CONSUMER PRODUCTS - 1.8%
1,345,000	Church & Dwight Co., Inc., 1.895% due 1/25/2019, 3M Libor + 0.15% #	1,345,803

	DIVERSIFIED BANKS - 7.3%
452,000	Bank of America Corp., 2.728% due 3/22/2018, 3M Libor + 1.07% #	452,569
707,000	Bank of America Corp., 2.762% due 1/15/2019, 3M Libor + 1.04% #	712,754

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2018

Principal ($)		Value
	DIVERSIFIED BANKS (continued) - 7.3%
1,285,000	Bank of Montreal, 2.384% due 7/18/2019, 3M Libor + 0.65% #	$1,293,822
1,530,000	Citigroup, Inc., 2.498% due 1/10/2020, 3M Libor + 0.79% #	1,542,818
1,065,000	JPMorgan Chase & Co., 2.390% due 1/28/2019, 3M Libor + 0.63% #	1,070,115
458,000	JPMorgan Chase & Co., 2.498% due 3/22/2019, 3M Libor + 0.84% #	461,302
		5,533,380
	ELECTRICAL EQUIPMENT MANUFACTURING - 2.9%
198,000	General Electric Co., 1.662% due 8/7/2018, 3M Libor + 0.27% #	198,119
2,045,000	Honeywell International, Inc., 1.807% due 10/30/2019, 3M Libor + 0.04% #	2,045,832
		2,243,951
	ENTERTAINMENT CONTENT - 2.7%
1,804,000	The Walt Disney Co., 1.617% due 3/4/2020, 3M Libor + 0.13% #	1,807,050
244,000	The Walt Disney Co., 1.685% due 6/5/2020, 3M Libor + 0.19% #	244,799
		2,051,849
	FINANCIAL SERVICES - 2.7%
310,000	Bank of New York Mellon Corp., 1.600% due 5/22/2018	312,616
179,000	Bank of New York Mellon Corp., 2.333% due 8/1/2018, 3M Libor + 0.56% #	179,453
312,000	Goldman Sachs Group, Inc., 2.788% due 9/15/2020, 3M Libor + 1.20% #	318,151
1,220,000	Morgan Stanley, 2.591% due 1/24/2019, 3M Libor + 0.85% #	1,227,603
		2,037,823
	FOOD & BEVERAGE - 3.7%
1,486,000	Anheuser-Busch InBev Finance, Inc., 2.173% due 2/1/2019, 3M Libor + 0.40% #	1,491,713
475,000	PepsiCo, Inc., 1.722% due 10/15/2018, 3M Libor + 0.00% #	474,991
860,000	PepsiCo, Inc., 1.818% due 5/2/2019, 3M Libor + 0.04% #	860,186
		2,826,890
	INTEGRATED OILS - 3.9%
300,000	BP Capital Markets PLC, 1.920% due 5/10/2018, 3M Libor + 0.51% #	300,368
1,267,000	BP Capital Markets PLC, 1.763% due 8/14/2018, 3M Libor + 0.35% #	1,269,093
843,000	Chevron Corp., 1.657% due 3/2/2018, 3M Libor + 0.17% #	843,015
574,000	Exxon Mobil Corp., 1.439% due 3/1/2018	573,961
		2,986,437
	LIFE INSURANCE - 2.2%
175,000	New York Life Global Funding, 1.884% due 7/6/2018, 144A, 3M Libor + 0.18% #	175,111
415,000	New York Life Global Funding, 2.131% due 10/24/2019, 144A, 3M Libor + 0.39% #	417,238
1,081,000	New York Life Global Funding, 1.974% due 4/9/2020, 144A, 3M Libor + 0.27% #	1,084,754
		1,677,103
	MACHINERY MANUFACTURING - 4.3%
1,420,000	Caterpillar Financial Services Corp., 1.938% due 3/22/2019, 3M Libor + 0.28% #	1,423,359
799,000	John Deere Capital Corp., 1.816% due 7/5/2019, 3M Libor + 0.12% #	799,485
523,000	John Deere Capital Corp., 1.989% due 10/9/2019, 3M Libor + 0.29% #	524,659
550,000	John Deere Capital Corp., 1.863% due 3/13/2020, 3M Libor + 0.30% #	551,527
		3,299,030
	MASS MERCHANTS - 0.9%
659,000	Wal-Mart Stores, Inc., 1.674% due 10/9/2019, 3M Libor - 0.03% #	658,953

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 2.3%
1,699,000	Medtronic, Inc., 2.388% due 3/15/2020, 3M Libor + 0.80% #	1,723,716

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2018

Principal ($)		Value
	PHARMACEUTICALS - 1.0%
222,000	Eli Lilly & Co., 1.250% due 3/1/2018	$221,910
510,000	Merck & Co., Inc., 1.796% due 5/18/2018, 3M Libor + 0.36% #	510,503
		732,413
	PROPERTY & CASUALTY INSURANCE - 2.0%
793,000	Berkshire Hathaway Finance Corp., 1.676% due 8/15/2019, 3M Libor + 0.26% #	795,590
720,000	Berkshire Hathaway, Inc., 1.939% due 8/6/2018, 3M Libor + 0.15% #	720,272
		1,515,862
	RAILROAD - 1.4%
851,000	Burlington Northern Santa Fe LLC, 5.750% due 3/15/2018	854,824
204,000	Norfolk Southern Corp., 5.750% due 4/1/2018	205,272
		1,060,096
	RETAIL - CONSUMER DISCRETIONARY - 2.8%
1,258,000	Home Depot Inc., 1.645% due 6/5/2020, 3M Libor + 0.15% #	1,261,254
896,000	Lowe’s Cos., Inc., 1.956% due 9/10/2019, 3M Libor + 0.42% #	901,172
		2,162,426
	SEMICONDUCTORS - 0.8%
625,000	Intel Corp., 1.493% due 5/11/2020, 3M Libor + 0.08% #	625,999

	SOFTWARE & SERVICES - 1.1%
810,000	Oracle Corp., 2.300% due 1/15/2019, 3M Libor + 0.58% #	814,459

	TRANSPORTATION & LOGISTICS - 1.5%
1,160,000	Penske Truck Leasing Co. LP, 3.375% due 3/15/2018, 144A	1,162,170

	TRAVEL & LODGING - 1.0%
717,000	Royal Caribbean Cruises Ltd., 7.250% due 3/15/2018	720,350

	UTILITIES - 0.4%
292,000	Consolidated Edison Co. of New York, Inc., 5.850% due 4/1/2018	293,862

	WIRELESS TELECOMMUNICATIONS SERVICES - 1.2%
475,000	AT&T, Inc., 5.600% due 5/15/2018	479,957
405,000	Verizon Communications, Inc., 3.324% due 9/14/2018, 3M Libor + 1.75% #	409,161
		889,118

	TOTAL CORPORATE BONDS (Cost $54,949,465)	54,996,355

	MUNICIPAL BOND - 2.0%
	REVENUE BOND - 2.0%
1,500,000	Port Authority of New York & New Jersey, 2.114% due 9/15/2018 (Cost $1,500,000)	1,499,677

	GOVERNMENT AGENCY - 0.8%
	AGENCY DISCOUNT NOTE ** - 0.8%
595,000	Federal Home Loan Bank Discount Notes 0.000% due 2/22/2018 (Cost $594,536)	594,537

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2018

Shares		Value
	PREFERRED STOCK - 1.8%
54,900	General Electric Co., 4.875%, due 1/29/2053	$1,375,245
1,175	General Electric Co., 4.875%, due 10/15/2052	29,492
	TOTAL PREFERRED STOCK (Cost $1,405,257)	1,404,737

Principal ($)
	U.S TREASURY BILLS * - 26.4%
12,550,000	United States Treasury Bill, 0.000% due 3/8/2018	12,534,243
7,550,000	United States Cash Management Bill, 0.000% due 3/22/2018	7,536,043
	TOTAL U.S. TREASURY BILLS (Cost $20,070,286)	20,070,286

	TOTAL INVESTMENTS - 103.2% (Cost $78,519,544)	$78,565,592
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2)%	(2,420,281)
	NET ASSETS - 100.0%	$76,145,311

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At January 31, 2018 144A securities amounted to $2,839,273 or 3.7% of net assets.

LLC - Limited Liability Corporation

*	Zero Coupon Bonds

**	Zero Coupon Note

#	Floating Rate Bond - Rate represented is as of January 31, 2018.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2018

ASSETS
Investment securities:
At cost	$78,519,544
At value	$78,565,592
Cash	42,638
Receivable for investments sold	773,597
Dividends and interest receivable	247,114
TOTAL ASSETS	79,628,941

LIABILITIES
Payable for investments purchased	3,443,897
Investment advisory fees payable	10,170
Payable to related parties	304
Accrued expenses and other liabilities	29,259
TOTAL LIABILITIES	3,483,630
NET ASSETS	$76,145,311

Net Assets Consist Of:
Paid in capital	$76,033,347
Undistributed net investment income	66,061
Accumulated net realized loss from investment transactions	(145)
Net unrealized appreciation of investments	46,048
NET ASSETS	$76,145,311

Net Asset Value Per Share:
Net Assets	$76,145,311
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	760,000
Net asset value (Net Assets ÷ Shares Outstanding)	$100.19

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2018 *

INVESTMENT INCOME
Interest	$485,381
TOTAL INVESTMENT INCOME	485,381

EXPENSES
Investment advisory fees	106,206
Administrative services fees	20,488
Legal fees	14,011
Audit fees	10,410
Custodian fees	10,061
Printing and postage expenses	6,876
Transfer agent fees	6,708
Trustees fees and expenses	6,664
Professional fees	838
Insurance expense	838
Other expenses	630
TOTAL EXPENSES	183,730

Less: Fees waived by the Advisor	(34,166)
NET EXPENSES	149,564

NET INVESTMENT INCOME	335,817

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	5,778
Net change in unrealized appreciation on investments	46,048
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	51,826

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$387,643

* The Arrow Reserve Capital Management ETF commenced operations on March 30, 2017.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended
January 31, 2018 (a)(b)
FROM OPERATIONS
Net investment income	$335,817
Net realized gain on investments	5,778
Net change in unrealized appreciation on investments	46,048
Net increase in net assets resulting from operations	387,643

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(286,881)
From net realized gains	(6,120)
Net decrease in net assets resulting from distributions to shareholders	(293,001)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	108,088,394
Cost of shares redeemed	(32,037,725)
Net increase in net assets resulting from shares of beneficial interest	76,050,669

TOTAL INCREASE IN NET ASSETS	76,145,311

NET ASSETS
Beginning of Period	—
End of Period*	$76,145,311
* Includes accumulated net investment income of:	$66,061

SHARE ACTIVITY
Shares Sold	1,080,000
Shares Redeemed	(320,000)
Net increase in shares of beneficial interest outstanding	760,000

(a)	The Arrow Reserve Capital Management ETF commenced operations on March 30, 2017.

(b)	Effective November 1, 2017, the Fund had a 1:5 reverse stock split. Share amounts for the period have been adjusted to give effect to the 1:5 stock split

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

For the Period Ended
January 31, 2018 (1)(8)
Net asset value, beginning of period	$100.00
Activity from investment operations:
Net investment income (2)	0.80
Net realized and unrealized gain on investments	0.09
Total from investment operations	0.89
Less distributions from:
Net investment income	(0.69)
Net realized gains	(0.01)
Total distributions	(0.70)
Net asset value, end of period	$100.19
Total return (4)(6)	0.89%
Net assets, at end of period (000s)	$76,145
Ratio of gross expenses to average net assets (3)(7)	0.52%
Ratio of net expenses to average net assets (3)	0.42%
Ratio of net investment income to average net assets (3)	0.94%
Portfolio Turnover Rate (4)(5)	66%

(1)	The Arrow Reserve Capital Management ETF commenced operations on March 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not Annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Broker commission charges are not included in this calculation. Had Arrow Investment Advisors, LLC not waived a portion of the expenses, total returns would have been lower.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and /or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Effective November 1, 2017, the Fund had a 1:5 reverse stock split. Per Share amounts for the period have been adjusted to give effect to the 1:5 stock split.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2018

1.	ORGANIZATION

The Arrow Reserve Capital Management ETF (the “Fund”) is a diversified series of Arrow Investments Trust (“Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks to preserve capital while maximizing current income. The investment objective is non-fundamental. The Fund commenced operations on March 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standard Update “ASU” 2013-8.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2018

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$54,996,355	$—	$54,996,355
Municipal Bond	—	1,499,677	—	1,499,677
Government Agency	—	594,537	—	594,537
Preferred Stock	1,404,737	—	—	1,404,737
U.S Treasury Bills	—	20,070,286	—	20,070,286
Total	$1,404,737	$77,160,855	$—	$78,565,592

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period. * See Portfolio of Investments for classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2018

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

3.	INVESTMENT TRANSACTIONS

For the period ended January 31, 2018, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $ 60,303,118 and $17,171,053 respectively.

For the period ended January 31, 2018, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s Investment Advisor pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Advisor has engaged Halyard Asset Management LLC., as the primary sub-advisor (the “Sub-Advisor”) to the Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement with Northern Lights Distributors,

LLC (the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC (“Archer”), an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor, not the Fund. For the period ended January 31, 2018, the Fund incurred $106,206 in advisory fees.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2018

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2018 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation expenses) will not exceed 0.42%, herein referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the Expense Limitation. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period ended January 31, 2018, the Advisor waived fees in the amount of $34,166. The following amounts are subject to recapture by the Advisor through the following date:

1/31/2021
$34,166

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2018

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 100,000 shares. Effective November 1, 2017 creation unit size was changed to 50,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the period ended January 31, 2018, the Fund received $3,450 in fixed fees.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$150

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended January 31, 2018 were as follows:

For The Period Ended
January 31, 2018
Ordinary Income	$293,001
$293,001

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2018

As of January 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
$66,061	$—	$—	$—	$—	$45,903	$111,964

The difference between book basis and tax basis, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expense, and the reclass of dividends, resulted in reclassification for the period ended January 31, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(17,322)	$17,125	$197

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$78,519,689	$49,990	$(4,087)	$45,903

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under section 2(a)9 of the Act. As of January 31, 2018, Arrow Managed Futures Strategy Fund (“AMFSF”) held 72.6% of the voting securities of ARCM.

9.	ADDITIONAL INFORMATION

On November 1, 2017, shares of the Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value per share. The reverse stock split had no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock split is as follows:

			Net Asset	Net Asset
			Value Per Share	Value Per Share	Shares Outstanding	Shares Outstanding
Fund	Effective Date	Rate	Before Split	After Split	Before Split	After Split
Arrow Reserve Capital Management ETF	11/1/2017	1:5	$20.03	$100.07	1,300,000	260,000

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2018

10.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statement the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

The Fund’s Board of Trustees declared the following distributions after January 31, 2018:

Fund	Distribution Per Share	Ex Date	Record Date	Payable Date
Arrow Reserve Capital Management ETF	$0.0625	2/1/2018	2/2/2018	2/7/2018
Arrow Reserve Capital Management ETF	$0.1131	3/1/2018	3/2/2018	3/7/2018

Management has determined that there were no other subsequent events to report through the issuance of these financial statements beyond that disclosed herein.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Arrow Investments Trust

and the Shareholders of Arrow Reserve Capital Management ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Arrow Reserve Capital Management ETF, a series of shares of beneficial interest in Arrow Investments Trust (the “Fund”), including the portfolio of investments, as of January 31, 2018, and the related statements of operations and changes in net assets and the financial highlights for the period from March 30, 2017 (commencement of operations) through January 31, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, and the results of its operations, the changes in its net assets and its financial highlights for the period from March 30, 2017 through January 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2018 by correspondence with the custodian and brokers, or by other appropriate procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Arrow Investments Trust since 2012. We also served as the auditor of one or more of the Funds in the Funds’ former trust from 2006 to 2012.

Philadelphia, Pennsylvania

March 28, 2018

Arrow Reserve Capital Management ETF
EXPENSE EXAMPLE (Unaudited)
January 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 through January 31, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	8/1/17	1/31/18	8/1/17 - 1/31/18	8/1/17 - 1/31/18
Actual	$1,000.00	$1,006.20	$2.12	0.42%
Hypothetical
(5% return before expenses)	$1,000.00	$1,023.09	$2.14	0.42%

*	“Actual” expense information for the Fund is for the period from August 1, 2017 to January 31, 2018. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 184/365 (to reflect the period from August 1, 2017 to January 31, 2018). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2018

Approval of the Investment Advisory Agreement between AIT and the Advisor

At an in person meeting held on March 21, 2017, the Board of Trustees of Arrow Investments Trust (the “Trust” or the “Board” or individually the “Trustees”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow Reserve Capital Management ETF (the “Reserve ETF”). In its consideration of the approval of the Advisory Agreement, the Board including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Reserve ETF. The Trustees reviewed materials provided by the Adviser including a description of the manner in which investment decisions were to be made and executed, the Adviser’s Form ADV Parts I and II, the financial condition of the Adviser, an overview of the personnel that will perform services for the Reserve ETF, and a certification that the Adviser had adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b). The Trustees considered a presentation given by the Adviser regarding the Reserve ETF’s investment strategy, and considered their past experience with the Adviser as adviser to the other Funds in the Trust. The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience of its personnel. They also noted that there had been no changes to fund management personnel. After further discussion, the Trustees concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser would likely meet the Board’s expectations.

Performance. The Trustees considered the performance of other funds in the Trust that are managed by the Adviser. They considered the Adviser’s assessment of the proposed sub-adviser. The Trustees agreed that they have been satisfied with the services provided for the existing funds in the Trust and believes that the Adviser will deliver reasonable returns based on the strategy and risk profile of the Reserve ETF. After discussion, the Board concluded that the Adviser had the potential to deliver satisfactory performance.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by the Adviser to fees charged by advisers to a peer group of funds. The Trustees noted that the Reserve ETF’s proposed annual advisory of 0.30% was above the money market fund peer group average of 0.26% and slightly above the Ultra Short-Term Bond ETF peer group of 0.29%. The Trustees also noted that the Reserve ETF’s estimated expense ratio of 0.35% for the first year was below the expense ratios of the mutual funds in the peer groups and in line with the expense ratios of the ETFs in the Ultra Short-Term Bond peer group. The Trustees considered that the level of sophistication to be utilized in executing its investment strategy, the Adviser’s role and interaction with the proposed sub-adviser and concluded that the proposed contractual advisory fee to be paid to the Adviser was

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2018

reasonable and acceptable in light of the quality of the services the Reserve ETF’s expected to receive from the Adviser.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Reserve ETF. The Trustees considered the Adviser’s expectation for growth in the initial two year term of the Advisory Agreement. The Trustees agreed that it is difficult to determine when breakpoints in the advisory fee may be appropriate due to economies of scale, particularly in light of the changing regulatory environment and the impact of those changes in an adviser’s responsibilities in managing a fund. The Trustees acknowledged the Adviser’s position that it would be in a position to recognize economies of scale and possibly reduce or apply break points to the advisory fees charged when profit margins are more in line with the industry averages.

Profitability. The Trustees discussed the Adviser’s projections for profit in connection with the management of the Reserve ETF and noted that the Adviser did not expect to earn a profit in the first year. The Trustees considered whether these profits are reasonable in light of the services to be provided to the Reserve ETF’s. The Trustees concluded that, based on current and projected asset levels, they were satisfied that the Adviser’s level of projected profitability from its relationship with the Reserve ETF was not excessive.

Conclusion. During the Board’s deliberations, the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement for the Reserve ETF. Upon a motion duly made and seconded, the Board unanimously voted to approve the Advisory Agreement.

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2018

Approval of the Investment Sub-Advisory Agreement between Haylyard Asset Management, LLC (“Halyard” or the “Sub-Adviser”) and Arrow Investment Advisor, LLC (the “Adviser”) with respect to Arrow Reserve Capital Management ETF (the “Reserve ETF”)

At an in person meeting held on March 21, 2017, the Board of Trustees (the “Board” or individually the “Trustees”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Hayland and the Adviser with respect to the Reserve ETF. In its consideration of the renewal of the Sub-Advisory Agreement, the Board including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Trustees discussed that Halyard is a research-oriented, SEC registered investment advisor where the portfolio management team evaluates the domestic and global economic outlook and the relative value of the term structure of interest rates. They noted the credentials of the two portfolio managers who collectively make all of the investment decisions, which are only executed if they are unanimously approved. The Trustees concluded that Halyard has the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Board considered the nature and extent of the Sub-Adviser’s past performance, as well as other factors relating to its track record. The Board noted for the one, five and ten year periods and since inception of January 1, 2006, the composite performance for the Taxable Reserve Cash Management portfolio (a strategy similar to the Reserve ETF) had outperformed the iMoneyNet Domestic Taxable Money Fund Index, which is a broad measure of the performance of the average taxable money market fund. The Board noted that the strategy’s performance was above the performance results for the group of similar mutual funds and expectations for favorable performance was positive.

Fees and Expenses. The Board discussed the proposed sub-advisory fee. The Trustees discussed the proposed sub-advisory fee for managing the Fund of 15 basis points per year, and that the management fee was 30 basis points per year. It was noted that this proposed sub-advisory fee is below Halyards average management fee for similar strategies. The Board noted that Halyard does not anticipate paying any expenses to brokers, dealers or intermediaries in connection with the distribution of fund shares. The Trustees concluded that the sub-advisory fee was reasonable in light of the quality of the services the Fund will receive from the Sub-Adviser, and the level of fees paid by other clients of the Sub-Adviser, and the allocation of duties between the Adviser and Sub-Adviser.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Reserve ETF. The Trustees agreed that this was primarily an Adviser level issue and was considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense. The Trustees further noted that economies were not anticipated to be reached during the initial period of the advisory or sub-advisory agreements, and agreed that the matter of economies of scale would be revisited as the Reserve ETF size materially increases.

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2018

Profitability. The Board considered the profits expected to be realized by the Sub-Adviser in connection with the operation of the Reserve ETF and whether the amount of profit is a fair entrepreneurial profit for the management of the Reserve ETF. The Trustees concluded that because of the Reserve ETF’s expected asset level, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with the Reserve ETF is not excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement and concluded that the sub-advisory fee is reasonable in light of such services and such other matters as the Trustees have considered relevant in the exercise of their reasonable judgment. Upon a motion duly made and seconded, the Board unanimously voted to approve the Sub-Advisory Agreement.

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2018

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees. The address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, Maryland 20707, unless otherwise noted.

Independent Trustees

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships	Number of Funds in the Fund Complex Overseen by Trustee*	Other Directorships Held During the Past 5 Years
Robert S. Andrialis Birth: 1944	Trustee	Indefinite/ since March 2014	Currently Independent Consultant; Formerly President, Secured Growth Quantitative Research, 2011–2014.	10	Trustee, Arrow ETF Trust (since September 2011)
Paul Montgomery Year of Birth: 1953	Trustee	Indefinite/ since Sept. 2011	Director of Research Scotia Partners, LLC (since 2012) Managing Member, Theta Investment Research, LLC (2003-2012).	10	Trustee, Arrow ETF Trust (since 2014)
Thomas T. Sarkany Birth: 1946	Trustee	Indefinite/ since March 2014	Founder and President, TTS Consultants, LLC, 2010 – present.	10	Trustee, Northern Lights Fund Trust IV (since July 2105); Trustee, Arrow ETF Trust) (since 2011), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2018

Interested Trustees and Officers

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships	Number of Funds in the Fund Complex Overseen by Trustee*	Other Directorships Held During the Past 5 Years
Joseph Barrato** Year of Birth:1965	Trustee, President & Principal Executive Officer	Indefinite/ since Sept. 2011	Founder and Chief Executive Officer, Arrow (since 2006).	10	Arrow ETF Trust (since 2012)
Sothara Chin Year of Birth: 1966	Chief Compliance Officer	Since Feb. 2018; 2011-2015	Managing Partner of Fit Compliance, LLC (since 2017); Chief Operations and Chief Compliance Officer of ImpactUs Marketplace, LLC (2015-2017); Chief Compliance Officer of Arrow Investment Advisors, LLC (2011-2015).	N/A	N/A
Jake Griffith Year of Birth: 1978	Secretary	1 year renewable term (since Sept. 2011)	Founder and President, Director of Sales, Arrow (since 2006).	N/A	N/A
Dawn M. Dennis 80 Arkay Drive, Hauppauge, NY 11788 Year of Birth: 1966	Assistant Secretary	1 year renewable term Since June 2013	Senior Paralegal, GFS (since May 2013), Paralegal (from July 2011 through April 2013).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Principal Financial Officer and Treasurer	1 year renewable term since Oct. 2013	Vice President, GFS (since January 2015); Assistant Vice President, GFS (2011-2014).	N/A	N/A

*	The term “Fund Complex” refers to the Trust and Arrow ETF Trust.

**	Joseph Barrato is considered to be an “interested person” of the Arrow Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment Advisor to the Fund, Arrow Investment Advisors, LLC.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

INVESTMENT SUB-ADVISOR
Halyard Asset Management, LLC
50 Main Street
White Plains, New York 10514

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Andrialis is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018 - $11,500

(b)	Audit-Related Fees

2018 – None

(c)	Tax Fees

2018 - $ 2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2018
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. There were no material changes to the procedures by which Shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/11/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/11/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 4/11/18